Leniency agreement with authorities	12 Months Ended
Dec. 31, 2022
Leniency Agreement With Authorities
Leniency agreement with authorities

25 Leniency agreement with authorities

In the context of allegations of undue payments in connection with Operation Car Wash in Brazil, the Company hired external experts in investigation to conduct an independent investigation into such allegations (“Investigation”) and to report their findings.

In December 2016, the Company entered into Leniency Agreements with the Federal Prosecution Office (Ministério Público Federal, hereinafter “MPF Agreement”) and with U.S. and Swiss authorities (“Global Settlement”), in the amount of US$957 million (R$3.1 billion, at the time), which were duly ratified. Further, the Company engaged in a process of cooperation and negotiation with the Ministry of Transparency and the Office of The Federal Controller General (Controladoria-Geral da União, hereinafter “CGU”) and the Office of the Attorney General (Advocacia-Geral da União, hereinafter “AGU”), which culminated in the execution of the leniency agreement with such authorities on May 31, 2019 (“CGU/AGU Agreement” and, jointly with the Global Settlement, “Agreements”), which addresses the same facts that are the subject of the Global Settlement and provides for an additional disbursement of R$409,877 due to the calculations and parameters adopted by CGU/AGU. In addition, in 2019, the State Prosecution Office of Bahia and the State Prosecution Office Rio Grande do Sul adhered to the MPF Agreement. Therefore, no additional payments are expected to be made by the Company.

As of December 31, 2022, the Company paid R$3,070,578, distributed as shown below:

		AGU
Agreements signed with:	.	CGU and MPF	DoJ (i)	OAG (i)	MPF	SEC (i)	Total

Amounts paid		877,763	296,591	407,300	1,282,464	206,460	3,070,578

(i)	U.S. Department of Justice ("DoJ"); Swiss Office of the Attorney General ("OAG") and U.S. Securities Exchange Commission ("SEC").

As of December 31, 2022, the outstanding amount is R$903,140 (R$392,486 and R$510,654 as current and non-current liabilities, respectively), under the MPF Agreement and CGU/AGU Agreement, which will be paid in three annual installments updated by the variation in the Selic rate and payable until January 30, 2025. To guarantee payment of the installments of these installments coming due, Braskem gave as collateral assets from its property, plant and equipment corresponding to one annual installment.

Braskem’s activities related to the monitoring by the CGU of the Company were successfully concluded, and no pending issues involving the Company remained, the CGU will present the Final Monitoring Report and prepare the Agreement. Moreover, the Company is in compliance with all of its obligations under the Agreements and continues to cooperate with government authorities.